Agreements (Details) ₪ in Millions	Dec. 31, 2018 ILS (₪)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future contractual rental payments	₪ 2,220
Space segments [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future contractual rental payments	822
Content and copyright [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future contractual rental payments	1,398
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future contractual rental payments	580
2019 [Member] | Space segments [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future contractual rental payments	85
2019 [Member] | Content and copyright [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future contractual rental payments	495
2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future contractual rental payments	439
2020 [Member] | Space segments [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future contractual rental payments	85
2020 [Member] | Content and copyright [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future contractual rental payments	354
2021 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future contractual rental payments	345
2021 [Member] | Space segments [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future contractual rental payments	85
2021 [Member] | Content and copyright [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future contractual rental payments	260
2022 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future contractual rental payments	307
2022 [Member] | Space segments [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future contractual rental payments	82
2022 [Member] | Content and copyright [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future contractual rental payments	225
2023 onwards [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future contractual rental payments	549
2023 onwards [Member] | Space segments [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future contractual rental payments	485
2023 onwards [Member] | Content and copyright [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future contractual rental payments	₪ 64